Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Long-term Debt	$ 198,123,000	$ 174,800,000
Long-term Debt, Fair Value	$ 204,100,000	$ 175,600,000